Average Annual Total Returns	12 Months Ended
Aug. 31, 2013
Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.02%
Five Years	0.48%
Ten Years	1.68%
Inception Date	Dec. 14, 1992
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.44%
Since Inception	15.66%
Inception Date	Sep. 07, 2010
Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.57%
Since Inception	13.38%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.24%
Since Inception	4.74%
Inception Date	Mar. 28, 2011
Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.11%
Since Inception	16.31%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.83%
Since Inception	4.64%
Inception Date	Mar. 28, 2011
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.74%
Since Inception	15.41%
Inception Date	Sep. 07, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.48%
Since Inception	10.75%
Inception Date	Nov. 02, 2010
Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.35%
Since Inception	14.47%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.37%
Since Inception	18.22%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.26%
Since Inception	4.77%
Inception Date	Apr. 01, 2011
Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.18%
Since Inception	17.40%
Inception Date	Sep. 07, 2010
Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.97%
Since Inception	16.68%
Inception Date	Sep. 07, 2010
Return After Taxes on Distributions | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.14%
Since Inception	15.38%
Return After Taxes on Distributions | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.18%
Since Inception	13.02%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.09%
Since Inception	4.59%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.97%
Since Inception	16.17%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.60%
Since Inception	4.43%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.53%
Since Inception	15.22%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.14%
Since Inception	10.42%
Return After Taxes on Distributions | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.02%
Since Inception	14.15%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.18%
Since Inception	18.04%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.96%
Since Inception	4.52%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.89%
Since Inception	17.14%
Return After Taxes on Distributions | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.72%
Since Inception	16.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.78%
Since Inception	13.47%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.91%
Since Inception	11.47%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.36%
Since Inception	4.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.27%
Since Inception	14.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.81%
Since Inception	3.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.75%
Since Inception	13.23%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.36%
Since Inception	9.14%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.26%
Since Inception	12.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.60%
Since Inception	15.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.86%
Since Inception	4.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.81%
Since Inception	14.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.96%
Since Inception	14.32%
Based on Market Value | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.39%
Since Inception	15.66%
Based on Market Value | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.60%
Since Inception	13.41%
Based on Market Value | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.19%
Since Inception	16.34%
Based on Market Value | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Since Inception	15.45%
Based on Market Value | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.53%
Since Inception	14.51%
Based on Market Value | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.42%
Since Inception	18.22%
Based on Market Value | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.29%
Since Inception	17.43%
Based on Market Value | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.05%
Since Inception	16.72%
S&P 500 Value Index | Vanguard S&P 500 Value Index Fund | Vanguard S&P 500 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.68%
Since Inception	13.56%
S&P 500 Growth Index | Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.61%
Since Inception	15.86%
U.S. Treasury Money Market Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.22%
Ten Years	1.26%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.88%
Since Inception	4.72%
S&P MidCap 400 Index | Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.88%
Since Inception	15.58%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.27%
Since Inception	4.78%
S&P MidCap 400 Growth Index | Vanguard S&P Mid-Cap 400 Growth Index Fund | Vanguard S&P Mid-Cap 400 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.27%
Since Inception	16.50%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.53%
Since Inception	10.83%
S&P MidCap 400 Value Index | Vanguard S&P Mid-Cap 400 Value Index Fund | Vanguard S&P Mid-Cap 400 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.53%
Since Inception	14.68%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Since Inception	4.91%
S&P SmallCap 600 Index | Vanguard S&P Small-Cap 600 Index Fund | Vanguard S&P Small-Cap 600 Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.33%
Since Inception	17.61%
S&P SmallCap 600 Growth Index | Vanguard S&P Small-Cap 600 Growth Index Fund | Vanguard S&P Small-Cap 600 Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.56%
Since Inception	18.45%
S&P SmallCap 600 Value Index | Vanguard S&P Small-Cap 600 Value Index Fund | Vanguard S&P Small-Cap 600 Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.21%
Since Inception	16.89%
IMoneyNet Money Fund Report's 100 percent Treasury Funds Average | Vanguard Admiral Treasury Money Market Fund | Vanguard Admiral Treasury Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.23%
Ten Years	1.24%